Credit Risk - Disclosure of Forbearance Balances by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	£ 437	£ 612
Term extension	329	538
Interest-only	255	276
Concessionary interest rate	127	183
Reduced repayment plan	307
Forbearance	1,455	1,609
Loss allowances	£ 33	£ 38
Loans capitalisation forbearance percentage	0.30%	0.30%
Loans term extension forbearance percentage	0.20%	0.30%
Loans interest only forbearance percentage	0.20%	0.20%
Loans concessionary interest rate forbearance percentage	0.10%	0.10%
Reverse repurchase agreement forbearance percentage	0.20%
Loans forbearance percentage	0.90%	0.90%
Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 84	£ 70
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	2	1
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Forbearance	57	47
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	22	19
Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	81	67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Capitalisation	373	264
Term extension	102	113
Interest-only	229	215
Forbearance	£ 704	£ 592
Proportion of portfolio	2.60%	2.30%
Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 40	£ 2
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	232	327
Term extension	187	388
Interest-only	202	212
Concessionary interest rate	23	11
Reduced repayment plan	149
Forbearance	793	938
Loss allowances	6	8
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	17	8
Stage 2 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	1	1
Stage 2 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Forbearance	11	5
Stage 2 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	5	2
Stage 2 | Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	17	8
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	228	159
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	205	285
Term extension	142	150
Interest-only	53	64
Concessionary interest rate	104	172
Reduced repayment plan	158
Forbearance	662	671
Loss allowances	27	30
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	67	62
Stage 3 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	1	0
Stage 3 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Forbearance	46	42
Stage 3 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	17	17
Stage 3 | Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	64	59
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 436	£ 431